COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities:
Net loss	$ (106.9)	$ (8.9)	$ (6.1)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	15.6	17.9	18.1
Amortization of films and television programs	1,347.8	1,649.3	1,497.5
Non-cash charge from the modification of an equity award (see Note 11)	49.2	0.0	0.0
Content and other impairments	12.8	5.9	0.0
Amortization of debt financing costs and other non-cash interest	25.1	21.8	46.5
Non-cash share-based compensation	62.5	73.4	70.2
Other amortization	46.0	59.9	82.5
Loss on extinguishment of debt	1.3	1.3	3.4
Equity interests (income) loss	(8.7)	(0.5)	3.0
Gain on investments, net	(3.5)	(44.0)	(1.3)
Deferred income taxes	(4.4)	1.6	1.2
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps	0.0	188.7	0.0
Accounts receivable, net	84.9	(136.7)	(33.0)
Investment in films and television programs, net	(1,120.5)	(1,568.4)	(1,750.1)
Other assets	16.5	(44.9)	(207.0)
Accounts payable and accrued liabilities	(48.8)	57.4	(40.6)
Content related payables	(24.5)	(10.7)	4.0
Deferred revenue	3.2	(24.5)	(4.8)
Participations and residuals	26.8	138.3	(73.4)
Due from Starz Business	114.5	(30.8)	(45.1)
Net Cash Flows Provided By (Used In) Operating Activities	488.9	346.1	(435.0)
Investing Activities:
Purchase of eOne, net of cash acquired (see Note 2)	(331.1)	0.0	0.0
Proceeds from the sale of equity method and other investments	5.2	46.3	1.5
Distributions from equity method investees and other	0.8	1.9	7.2
Increase in loans receivable	(3.7)	0.0	(4.3)
Investment in equity method investees and other	(13.3)	(17.5)	(14.0)
Acquisition of assets (film library and related assets)	0.0	0.0	(161.4)
Purchases of accounts receivables held for collateral	(85.5)	(183.7)	(172.9)
Receipts of accounts receivables held for collateral	105.7	190.8	169.3
Capital expenditures	(9.9)	(6.5)	(6.1)
Net Cash Flows Provided By (Used In) Investing Activities	(331.8)	31.3	(180.7)
Financing Activities:
Settlement of financing component of interest rate swaps	0.0	(134.5)	(28.5)
Distributions to noncontrolling interest	(1.7)	(7.6)	(1.5)
Debt - borrowings, net of debt issuance and redemption costs	3,145.0	1,523.0	1,494.3
Debt - repurchases and repayments	(2,611.4)	(1,745.8)	(1,629.5)
Film related obligations - borrowings	1,820.8	1,584.7	1,083.0
Film related obligations - repayments	(1,942.9)	(956.5)	(272.6)
Purchase of noncontrolling interest	(194.6)	(36.5)	0.0
Parent net investment	(290.1)	(621.3)	(119.7)
Net Change In Cash, Cash Equivalents and Restricted Cash	(74.9)	(394.5)	525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	82.2	(17.1)	(90.2)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash	0.8	(1.8)	(0.8)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	251.4	270.3	361.3
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 334.4	$ 251.4	$ 270.3